Income Taxes and Tax Receivable (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax	$ 1,360,245	$ 1,669,546
Deferred income tax	20,027	37,420
Total provision for income taxes	$ 1,380,272	$ 1,706,966